UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXIPX | December 31, 2024
This annual shareholder report contains important information about the Empower Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Class L/MXIPX)	$ 104	1.02% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 4.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 6.65% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Class L/MXIPX)	4.80%	3.10%	3.45%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Composite Index	6.65%	3.68%	4.24%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,212M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.48%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.37%
Empower Core Bond Fund Institutional Class	6.55%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.30%
Empower Real Estate Index Fund Institutional Class	5.09%
Empower International Value Fund Institutional Class	4.75%
Empower Inflation-Protected Securities Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION
Material Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXKVX | December 31, 2024
This annual shareholder report contains important information about the Empower Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Institutional Class/MXKVX)	$ 43	0.42% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.40%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.49%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 6.65% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Conservative Profile Fund (Institutional Class/MXKVX)	5.49%	3.70%	4.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
Composite Index	6.65%	3.68%	4.20%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,212M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.48%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.37%
Empower Core Bond Fund Institutional Class	6.55%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.30%
Empower Real Estate Index Fund Institutional Class	5.09%
Empower International Value Fund Institutional Class	4.75%
Empower Inflation-Protected Securities Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund
during
the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXCPX | December 31, 2024
This annual shareholder report contains important information about the Empower Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Conservative Profile Fund (Investor Class/MXCPX)	$ 79	0.77% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests
(0.40
%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 5.09%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 6.65% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund and Empower Global Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Conservative Profile Fund (Investor Class/MXCPX)	5.09%	3.35%	3.71%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Composite Index	6.65%	3.68%	4.24%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,212M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	22.48%
Empower Short Duration Bond Fund Institutional Class	9.11%
Empower Multi-Sector Bond Fund Institutional Class	8.48%
Empower Global Bond Fund Institutional Class	8.37%
Empower Core Bond Fund Institutional Class	6.55%
Empower U.S. Government Mortgage Securities Fund Institutional Class	6.54%
Empower Large Cap Value Fund Institutional Class	6.30%
Empower Real Estate Index Fund Institutional Class	5.09%
Empower International Value Fund Institutional Class	4.75%
Empower Inflation-Protected Securities Fund Institutional Class	4.38%
ASSET CLASS ALLOCATION
Material Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXHPX | December 31, 2024
This annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	$ 110	1.07% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.28%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.74% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower Mid Cap Value Fund, Empower Global Bond Fund, and Empower Large Cap Value Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Class L/MXHPX)	6.28%	4.26%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Composite Index	8.74%	5.28%	5.59%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 784M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.92%
Empower Large Cap Value Fund Institutional Class	10.21%
Empower International Value Fund Institutional Class	7.69%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.57%
Empower Mid Cap Value Fund Institutional Class	5.56%
Empower Core Bond Fund Institutional Class	5.15%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.58%
Empower Large Cap Growth Fund Institutional Class	4.03%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJUX | December 31, 2024
This annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	$ 49	0.47% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.74% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower Mid Cap Value Fund, Empower Global Bond Fund, and Empower Large Cap Value Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Moderately Conservative Profile Fund (Institutional Class/MXJUX)	6.80%	4.90%	5.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.26%
Composite Index	8.74%	5.28%	5.54%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 784M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.92%
Empower Large Cap Value Fund Institutional Class	10.21%
Empower International Value Fund Institutional Class	7.69%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.57%
Empower Mid Cap Value Fund Institutional Class	5.56%
Empower Core Bond Fund Institutional Class	5.15%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.58%
Empower Large Cap Growth Fund Institutional Class	4.03%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Conservative Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXDPX | December 31, 2024
This annual shareholder report contains important information about the Empower Moderately Conservative Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	$ 85	0.82% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 6.45%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% and a composite index with investment characteristics similar to those of the Fund, which returned 8.74% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Multi-Sector Bond Fund, Empower Mid Cap Value Fund, Empower Global Bond Fund, and Empower Large Cap Value Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Conservative Profile Fund (Investor Class/MXDPX)	6.45%	4.52%	4.78%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%
Composite Index	8.74%	5.28%	5.59%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 784M
Total number of portfolio holdings	18
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	21.92%
Empower Large Cap Value Fund Institutional Class	10.21%
Empower International Value Fund Institutional Class	7.69%
Empower Multi-Sector Bond Fund Institutional Class	6.66%
Empower Global Bond Fund Institutional Class	6.57%
Empower Mid Cap Value Fund Institutional Class	5.56%
Empower Core Bond Fund Institutional Class	5.15%
Empower U.S. Government Mortgage Securities Fund Institutional Class	5.15%
Empower Real Estate Index Fund Institutional Class	4.58%
Empower Large Cap Growth Fund Institutional Class	4.03%
ASSET CLASS ALLOCATION
Material Fund
Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderate Profile Fund
ANNUAL SHAREHOLDER REPORT
Class L / MXGPX | December 31, 2024
This annual shareholder report contains important information about the Empower Moderate Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Class L/MXGPX)	$ 120	1.16% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.62%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 10.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Class L/MXGPX)	7.62%	5.51%	5.62%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	10.86%	6.85%	6.91%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,835M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.94%
Empower Large Cap Value Fund Institutional Class	14.11%
Empower International Value Fund Institutional Class	10.63%
Empower Mid Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	5.57%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.78%
Empower International Growth Fund Institutional Class	4.20%
Empower Real Estate Index Fund Institutional Class	4.07%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderate Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXITX | December 31, 2024
This annual shareholder report contains important information about the Empower Moderate Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Institutional Class/MXITX)	$ 58	0.56% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 8.35%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 10.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Moderate Profile Fund (Institutional Class/MXITX)	8.35%	6.12%	6.18%
FT Wilshire 5000 Index	23.76%	14.11%	12.94%
Composite Index	10.86%	6.85%	6.86%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all
dividends
and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,835M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower of America Contract	15.94%
Empower Large Cap Value Fund Institutional Class	14.11%
Empower International Value Fund Institutional Class	10.63%
Empower Mid Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	5.57%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.78%
Empower International Growth Fund Institutional Class	4.20%
Empower Real Estate Index Fund Institutional Class	4.07%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderate Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXMPX | December 31, 2024
This annual shareholder report contains important information about the Empower Moderate Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderate Profile Fund (Investor Class/MXMPX)	$ 95	0.91% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.52%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 7.95%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 10.86% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderate Profile Fund (Investor Class/MXMPX)	7.95%	5.78%	5.89%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	10.86%	6.85%	6.91%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,835M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Empower of America Contract	15.94%
Empower Large Cap Value Fund Institutional Class	14.11%
Empower International Value Fund Institutional Class	10.63%
Empower Mid Cap Value Fund Institutional Class	7.69%
Empower Large Cap Growth Fund Institutional Class	5.57%
Empower Small Cap Value Fund Institutional Class	4.98%
Empower Multi-Sector Bond Fund Institutional Class	4.84%
Empower Global Bond Fund Institutional Class	4.78%
Empower International Growth Fund Institutional Class	4.20%
Empower Real Estate Index Fund Institutional Class	4.07%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Aggressive Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHRX | December 31, 2024
This annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	$ 69	0.66% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.68%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Moderately Aggressive Profile Fund (Institutional Class/MXHRX)	9.68%	7.01%	7.02%
FT Wilshire 5000 Index	23.76%	14.11%	12.94%
Composite Index	12.72%	8.17%	7.97%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,048M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.49%
Empower International Value Fund Institutional Class	13.18%
Empower Mid Cap Value Fund Institutional Class	9.53%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Small Cap Value Fund Institutional Class	6.19%
Empower International Growth Fund Institutional Class	5.20%
Empower Emerging Markets Equity Fund Institutional Class	4.81%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3.77%
Empower Real Estate Index Fund Institutional Class	3.56%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Moderately Aggressive Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXBPX | December 31, 2024
This annual shareholder report contains important information about the Empower Moderately Aggressive Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	$ 106	1.01% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.59%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 9.34%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 12.72% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, and Empower Multi-Sector Bond Fund.
Allocations to global bond and core fixed income were the largest detractors from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Moderately Aggressive Profile Fund (Investor Class/MXBPX)	9.34%	6.63%	6.74%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	12.72%	8.17%	8.03%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,048M
Total number of portfolio holdings	18
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	17.49%
Empower International Value Fund Institutional Class	13.18%
Empower Mid Cap Value Fund Institutional Class	9.53%
Empower of America Contract	8.96%
Empower Large Cap Growth Fund Institutional Class	6.90%
Empower Small Cap Value Fund Institutional Class	6.19%
Empower International Growth Fund Institutional Class	5.20%
Empower Emerging Markets Equity Fund Institutional Class	4.81%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3.77%
Empower Real Estate Index Fund Institutional Class	3.56%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Aggressive Profile Fund
ANNUAL SHAREHOLDER REPORT
Institutional Class / MXGTX | December 31, 2024
This annual shareholder report contains important information about the Empower Aggressive Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	$ 85	0.80% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 12.41%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 16.61% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, Empower Emerging Markets Equity Fund, and Empower International Growth Fund.
Allocations to developed ex-U.S. equity was the largest detractor from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Aggressive Profile Fund (Institutional Class/MXGTX)	12.41%	8.64%	8.66%
FT Wilshire 5000 Index	23.76%	14.11%	12.94%
Composite Index	16.61%	10.80%	10.19%
(a)
Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 735M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.39%
Empower International Value Fund Institutional Class	18.38%
Empower Mid Cap Value Fund Institutional Class	13.28%
Empower Large Cap Growth Fund Institutional Class	9.63%
Empower Small Cap Value Fund Institutional Class	8.62%
Empower International Growth Fund Institutional Class	7.26%
Empower Emerging Markets Equity Fund Institutional Class	6.71%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.27%
Empower Small Cap Growth Fund Institutional Class	3.41%
Empower Real Estate Index Fund Institutional Class	3.05%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Aggressive Profile Fund
ANNUAL SHAREHOLDER REPORT
Investor Class / MXAPX | December 31, 2024
This annual shareholder report contains important information about the Empower Aggressive Profile Fund (“the Fund”) for the period of January 1, 2024, to December 31, 2024. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at 1-866-831-7129.
Fund Expenses for the last year ended
December 31, 2024
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Aggressive Profile Fund (Investor Class/MXAPX)	$ 122	1.15% (a)
(a)
The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).

Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2024, the Fund returned 11.94%, as compared to its broad-based securities market index, the FT Wilshire 5000 Index, which returned 23.76% and a composite index with investment characteristics similar to those of the Fund, which returned 16.61% over the same period.
On an absolute return basis, the Fund was helped by robust equity returns specifically within the U.S. market, though the tilts to small cap equity opposite large cap equity and value opposite growth were relative detractors from performance. Manager selection, the relative outperformance or underperformance of underlying funds, was modestly positive.
The allocation to U.S. large cap equities was the largest asset allocation contributor from an absolute return perspective. Top performing underlying funds, in terms of relative performance to their benchmarks, included Empower Mid Cap Value Fund, Empower Large Cap Value Fund, Empower Emerging Markets Equity Fund, and Empower International Growth Fund.
Allocations to developed ex-U.S. equity was the largest detractor from an absolute return perspective. Top underperforming underlying funds, in terms of relative performance to their benchmarks, included Empower Large Cap Growth Fund and Empower T. Rowe Price Mid Cap Growth Fund.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Aggressive Profile Fund (Investor Class/MXAPX)	11.94%	8.25%	8.37%
FT Wilshire 5000 Index	23.76%	14.11%	12.73%
Composite Index	16.61%	10.80%	10.25%
Results include the reinvestment of all dividends and capital gains distributions.
Past performance is no guarantee of future results.
The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 735M
Total number of portfolio holdings	10
Total advisory fee paid	$ 0.8M
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Empower Large Cap Value Fund Institutional Class	24.39%
Empower International Value Fund Institutional Class	18.38%
Empower Mid Cap Value Fund Institutional Class	13.28%
Empower Large Cap Growth Fund Institutional Class	9.63%
Empower Small Cap Value Fund Institutional Class	8.62%
Empower International Growth Fund Institutional Class	7.26%
Empower Emerging Markets Equity Fund Institutional Class	6.71%
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5.27%
Empower Small Cap Growth Fund Institutional Class	3.41%
Empower Real Estate Index Fund Institutional Class	3.05%
ASSET CLASS ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Registrant’s Code of Ethics is attached hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”  Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.  Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,050,700 for fiscal year 2023 and $1,082,655 for fiscal year 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item were: $44,680 for fiscal year 2023 and $265,941 for fiscal year 2024. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self custody) audits, fund administration SOC1 testing, and N1-A and N-14 reviews.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2023 and $0 for fiscal year 2024.

(d) All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Empower Funds by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Empower Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Empower Funds that is responsible for the financial reporting or operations of Empower Funds was employed by those auditors and participated in any capacity in an audit of Empower Funds during the year period (or such other period proscribed under Securities Exchange Commission rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Empower Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Empower Funds’ auditors will not provide the following non-audit services to Empower Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Empower Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2

Pre-approval with respect to Non-Empower Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Empower Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Empower Funds’ auditors to (a) Empower Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Empower Funds.4   The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.  The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(f) (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g) Not Applicable.

(h) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2023 equaled $1,795,449 and for fiscal year 2024 equaled $2,094,252.

(i) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund
Institutional Class Ticker / MXKVX	Institutional Class Ticker / MXJUX
Investor Class Ticker / MXCPX	Investor Class Ticker / MXDPX
Class L Ticker / MXIPX	Class L Ticker / MXHPX
Empower Moderate Profile Fund	Empower Moderately Aggressive Profile Fund
Institutional Class Ticker / MXITX	Institutional Class Ticker / MXHRX
Investor Class Ticker / MXMPX	Investor Class Ticker / MXBPX
Class L Ticker / MXGPX
Empower Aggressive Profile Fund
Institutional Class Ticker / MXGTX
Investor Class Ticker / MXAPX
(the "Fund(s)")
Annual Report
December 31, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
9,666,895	Empower Core Bond Fund Institutional Class(a)	$ 79,558,546
13,564,720	Empower Global Bond Fund Institutional Class(a)	101,599,758
4,794,578	Empower High Yield Bond Fund Institutional Class(a)	47,945,777
6,045,756	Empower Inflation-Protected Securities Fund Institutional Class(a)	53,142,195
12,700,830	Empower Multi-Sector Bond Fund Institutional Class(a)	102,876,722
11,671,028	Empower Short Duration Bond Fund Institutional Class(a)	110,641,342
9,978,497	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	79,428,834

TOTAL BOND MUTUAL FUNDS — 47.44% (Cost $590,073,444)		$575,193,174
EQUITY MUTUAL FUNDS
2,283,956	Empower Emerging Markets Equity Fund Institutional Class(a)	21,058,073
2,484,345	Empower International Growth Fund Institutional Class(a)	22,781,439
7,091,426	Empower International Value Fund Institutional Class(a)	57,653,295
2,543,629	Empower Large Cap Growth Fund Institutional Class(a)	30,142,003
11,753,714	Empower Large Cap Value Fund Institutional Class(a)	76,516,678
Shares		Fair Value
Equity Mutual Funds — (continued)
4,985,970	Empower Mid Cap Value Fund Institutional Class(a)	$ 41,632,856
7,484,130	Empower Real Estate Index Fund Institutional Class(a)	61,818,917
973,156	Empower Small Cap Growth Fund Institutional Class(a)	10,646,321
3,981,839	Empower Small Cap Value Fund Institutional Class(a)	27,036,687
3,125,092	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,562,989

TOTAL EQUITY MUTUAL FUNDS — 30.18% (Cost $357,114,248)		$365,849,258
Account Balance
FIXED INTEREST CONTRACT
272,865,031(b)	Empower of America Contract(a) 1.90%(c)	272,865,031

TOTAL FIXED INTEREST CONTRACT — 22.51% (Cost $272,865,031)		$272,865,031
TOTAL INVESTMENTS — 100.13% (Cost $1,220,052,723)		$1,213,907,463
OTHER ASSETS & LIABILITIES, NET — (0.13)%		$(1,567,524)
TOTAL NET ASSETS — 100.00%		$1,212,339,939

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
4,898,244	Empower Core Bond Fund Institutional Class(a)	$ 40,312,550
6,865,815	Empower Global Bond Fund Institutional Class(a)	51,424,958
2,425,589	Empower High Yield Bond Fund Institutional Class(a)	24,255,885
3,058,680	Empower Inflation-Protected Securities Fund Institutional Class(a)	26,885,799
6,427,677	Empower Multi-Sector Bond Fund Institutional Class(a)	52,064,185
2,368,480	Empower Short Duration Bond Fund Institutional Class(a)	22,453,190
5,056,157	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	40,247,005

TOTAL BOND MUTUAL FUNDS — 32.88% (Cost $268,904,629)		$257,643,572
EQUITY MUTUAL FUNDS
2,379,173	Empower Emerging Markets Equity Fund Institutional Class(a)	21,935,971
2,590,925	Empower International Growth Fund Institutional Class(a)	23,758,787
7,403,658	Empower International Value Fund Institutional Class(a)	60,191,745
2,660,777	Empower Large Cap Growth Fund Institutional Class(a)	31,530,203
12,263,940	Empower Large Cap Value Fund Institutional Class(a)	79,838,249
5,208,500	Empower Mid Cap Value Fund Institutional Class(a)	43,490,973
Shares		Fair Value
Equity Mutual Funds — (continued)
4,338,923	Empower Real Estate Index Fund Institutional Class(a)	$ 35,839,502
1,018,613	Empower Small Cap Growth Fund Institutional Class(a)	11,143,623
4,154,776	Empower Small Cap Value Fund Institutional Class(a)	28,210,932
3,247,350	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	17,210,954

TOTAL EQUITY MUTUAL FUNDS — 45.06% (Cost $354,846,880)		$353,150,939
Account Balance
FIXED INTEREST CONTRACT
171,484,577(b)	Empower of America Contract(a) 1.90%(c)	171,484,577

TOTAL FIXED INTEREST CONTRACT — 21.88% (Cost $171,484,577)		$171,484,577
TOTAL INVESTMENTS — 99.82% (Cost $795,236,086)		$782,279,088
OTHER ASSETS & LIABILITIES, NET — 0.18%		$1,442,439
TOTAL NET ASSETS — 100.00%		$783,721,527

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
8,345,383	Empower Core Bond Fund Institutional Class(a)	$ 68,682,507
11,706,040	Empower Global Bond Fund Institutional Class(a)	87,678,240
4,132,358	Empower High Yield Bond Fund Institutional Class(a)	41,323,575
5,211,293	Empower Inflation-Protected Securities Fund Institutional Class(a)	45,807,265
10,957,129	Empower Multi-Sector Bond Fund Institutional Class(a)	88,752,745
4,024,254	Empower Short Duration Bond Fund Institutional Class(a)	38,149,926
8,614,402	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	68,570,637

TOTAL BOND MUTUAL FUNDS — 23.92% (Cost $483,852,404)		$438,964,895
EQUITY MUTUAL FUNDS
7,726,102	Empower Emerging Markets Equity Fund Institutional Class(a)	71,234,664
8,396,854	Empower International Growth Fund Institutional Class(a)	76,999,152
23,983,452	Empower International Value Fund Institutional Class(a)	194,985,467
8,620,281	Empower Large Cap Growth Fund Institutional Class(a)	102,150,331
39,785,248	Empower Large Cap Value Fund Institutional Class(a)	259,001,952
Shares		Fair Value
Equity Mutual Funds — (continued)
16,893,666	Empower Mid Cap Value Fund Institutional Class(a)	$ 141,062,108
9,042,793	Empower Real Estate Index Fund Institutional Class(a)	74,693,470
3,306,820	Empower Small Cap Growth Fund Institutional Class(a)	36,176,608
13,469,101	Empower Small Cap Value Fund Institutional Class(a)	91,455,196
10,542,065	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	55,872,944

TOTAL EQUITY MUTUAL FUNDS — 60.15% (Cost $1,150,040,294)		$1,103,631,892
Account Balance
FIXED INTEREST CONTRACT
292,562,706(b)	Empower of America Contract(a) 1.90%(c)	292,562,706

TOTAL FIXED INTEREST CONTRACT — 15.95% (Cost $292,562,706)		$292,562,706
TOTAL INVESTMENTS — 100.02% (Cost $1,926,455,404)		$1,835,159,493
OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(405,513)
TOTAL NET ASSETS — 100.00%		$1,834,753,980

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
BOND MUTUAL FUNDS
3,212,238	Empower Core Bond Fund Institutional Class(a)	$ 26,436,716
4,508,050	Empower Global Bond Fund Institutional Class(a)	33,765,296
1,596,077	Empower High Yield Bond Fund Institutional Class(a)	15,960,772
2,009,850	Empower Inflation-Protected Securities Fund Institutional Class(a)	17,666,584
4,227,661	Empower Multi-Sector Bond Fund Institutional Class(a)	34,244,054
3,554,244	Empower Short Duration Bond Fund Institutional Class(a)	33,694,234
3,315,783	Empower U.S. Government Mortgage Securities Fund Institutional Class(a)	26,393,631

TOTAL BOND MUTUAL FUNDS — 17.96% (Cost $198,368,557)		$188,161,287
EQUITY MUTUAL FUNDS
5,464,977	Empower Emerging Markets Equity Fund Institutional Class(a)	50,387,088
5,945,792	Empower International Growth Fund Institutional Class(a)	54,522,909
16,984,306	Empower International Value Fund Institutional Class(a)	138,082,410
6,101,650	Empower Large Cap Growth Fund Institutional Class(a)	72,304,561
28,150,974	Empower Large Cap Value Fund Institutional Class(a)	183,262,841
Shares		Fair Value
Equity Mutual Funds — (continued)
11,956,647	Empower Mid Cap Value Fund Institutional Class(a)	$ 99,838,006
4,514,383	Empower Real Estate Index Fund Institutional Class(a)	37,288,803
2,343,986	Empower Small Cap Growth Fund Institutional Class(a)	25,643,200
9,547,321	Empower Small Cap Value Fund Institutional Class(a)	64,826,307
7,449,421	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,481,934

TOTAL EQUITY MUTUAL FUNDS — 73.08% (Cost $794,284,822)		$765,638,059
Account Balance
FIXED INTEREST CONTRACT
93,829,953(b)	Empower of America Contract(a) 1.90%(c)	93,829,953

TOTAL FIXED INTEREST CONTRACT — 8.95% (Cost $93,829,953)		$93,829,953
TOTAL INVESTMENTS — 99.99% (Cost $1,086,483,332)		$1,047,629,299
OTHER ASSETS & LIABILITIES, NET — 0.01%		$69,257
TOTAL NET ASSETS — 100.00%		$1,047,698,556

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of December 31, 2024. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Schedule of Investments
As of December 31, 2024
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,368,897	Empower Emerging Markets Equity Fund Institutional Class(a)	$ 49,501,232
5,837,213	Empower International Growth Fund Institutional Class(a)	53,527,241
16,676,570	Empower International Value Fund Institutional Class(a)	135,580,512
5,992,480	Empower Large Cap Growth Fund Institutional Class(a)	71,010,890
27,636,088	Empower Large Cap Value Fund Institutional Class(a)	179,910,931
11,731,367	Empower Mid Cap Value Fund Institutional Class(a)	97,956,914
2,721,250	Empower Real Estate Index Fund Institutional Class(a)	22,477,529
2,298,282	Empower Small Cap Growth Fund Institutional Class(a)	25,143,200
Shares		Fair Value
Equity Mutual Funds — (continued)
9,366,414	Empower Small Cap Value Fund Institutional Class(a)	$ 63,597,953
7,325,946	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,827,515

TOTAL EQUITY MUTUAL FUNDS — 100.28% (Cost $756,447,822)		$737,533,917
TOTAL INVESTMENTS — 100.28% (Cost $756,447,822)		$737,533,917
OTHER ASSETS & LIABILITIES, NET — (0.28)%		$(2,062,379)
TOTAL NET ASSETS — 100.00%		$735,471,538

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,213,907,463	$782,279,088	$1,835,159,493
Subscriptions receivable	1,212,197	3,765,313	4,930,972
Total Assets	1,215,119,660	786,044,401	1,840,090,465
LIABILITIES:
Payable for distribution fees	881	3,107	19,978
Payable for shareholder services fees	350,080	224,266	524,030
Payable to investment adviser	21,657	15,427	70,581
Redemptions payable	2,407,103	2,080,074	4,721,896
Total Liabilities	2,779,721	2,322,874	5,336,485
NET ASSETS	$1,212,339,939	$783,721,527	$1,834,753,980
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$16,133,653	$9,640,857	$27,637,972
Paid-in capital in excess of par	1,278,092,824	821,153,083	2,097,792,128
Undistributed/accumulated deficit	(81,886,538)	(47,072,413)	(290,676,120)
NET ASSETS	$1,212,339,939	$783,721,527	$1,834,753,980
NET ASSETS BY CLASS
Investor Class	$1,145,659,134	$723,371,604	$1,614,616,155
Class L	$4,238,028	$14,818,349	$93,898,668
Institutional Class	$62,442,777	$45,531,574	$126,239,157
CAPITAL STOCK:
Authorized
Investor Class	800,000,000	380,000,000	1,050,000,000
Class L	120,000,000	70,000,000	130,000,000
Institutional Class	30,000,000	60,000,000	85,000,000
Issued and Outstanding
Investor Class	154,439,641	90,153,560	256,018,687
Class L	461,250	1,572,049	8,346,150
Institutional Class	6,435,638	4,682,956	12,014,883
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$7.42	$8.02	$6.31
Class L	$9.19	$9.43	$11.25
Institutional Class	$9.70	$9.72	$10.51
(a) Cost of investments, affiliated	$1,220,052,723	$795,236,086	$1,926,455,404
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2024
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$1,047,629,299	$737,533,917
Subscriptions receivable	2,166,106	972,147
Total Assets	1,049,795,405	738,506,064
LIABILITIES:
Payable for shareholder services fees	296,034	192,978
Payable to investment adviser	63,072	65,799
Redemptions payable	1,737,743	2,775,749
Total Liabilities	2,096,849	3,034,526
NET ASSETS	$1,047,698,556	$735,471,538
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$14,702,765	$12,041,456
Paid-in capital in excess of par	1,174,643,984	854,773,581
Undistributed/accumulated deficit	(141,648,193)	(131,343,499)
NET ASSETS	$1,047,698,556	$735,471,538
NET ASSETS BY CLASS
Investor Class	$963,448,439	$617,165,234
Institutional Class	$84,250,117	$118,306,304
CAPITAL STOCK:
Authorized
Investor Class	570,000,000	480,000,000
Institutional Class	75,000,000	85,000,000
Issued and Outstanding
Investor Class	138,594,550	109,815,474
Institutional Class	8,433,102	10,599,088
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$6.95	$5.62
Institutional Class	$9.99	$11.16
(a) Cost of investments, affiliated	$1,086,483,332	$756,447,822
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Conservative Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$5,384,527	$2,923,778	$5,064,282
Dividends, affiliated	36,646,938	22,402,984	54,870,523
Total Income	42,031,465	25,326,762	59,934,805
EXPENSES:
Management fees	1,288,731	718,024	1,701,645
Shareholder services fees – Investor Class	4,266,266	2,297,458	5,117,136
Shareholder services fees – Class L	18,352	61,398	390,847
Distribution fees – Class L	13,064	43,733	278,370
Total Expenses	5,586,413	3,120,613	7,487,998
Less management fees waived	1,014,775	549,468	950,469
Net Expenses	4,571,638	2,571,145	6,537,529
NET INVESTMENT INCOME	37,459,827	22,755,617	53,397,276
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(33,508,087)	(15,629,807)	18,984,689
Realized gain distributions received, affiliated	26,745,949	26,380,130	83,657,528
Net Realized Gain (Loss)	(6,762,138)	10,750,323	102,642,217
Net change in unrealized appreciation (depreciation) on investments, affiliated	32,118,282	8,253,941	(30,678,202)
Net Change in Unrealized Appreciation (Depreciation)	32,118,282	8,253,941	(30,678,202)
Net Realized and Unrealized Gain	25,356,144	19,004,264	71,964,015
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,815,971	$41,759,881	$125,361,291
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2024
	Empower Moderately Aggressive Profile Fund	Empower Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,616,905	$-
Dividends, affiliated	33,202,543	24,312,002
Total Income	34,819,448	24,312,002
EXPENSES:
Management fees	966,322	771,563
Shareholder services fees – Investor Class	3,115,061	2,299,071
Total Expenses	4,081,383	3,070,634
Less management fees waived	303,812	-
Net Expenses	3,777,571	3,070,634
NET INVESTMENT INCOME	31,041,877	21,241,368
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(35,966,171)	(1,411,416)
Realized gain distributions received, affiliated	58,278,714	56,585,846
Net Realized Gain	22,312,543	55,174,430
Net change in unrealized appreciation on investments, affiliated	28,628,935	12,655,835
Net Change in Unrealized Appreciation	28,628,935	12,655,835
Net Realized and Unrealized Gain	50,941,478	67,830,265
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,983,355	$89,071,633
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Conservative Profile Fund	2024	2023
OPERATIONS:
Net investment income	$37,459,827	$30,233,246
Net realized gain (loss)	(6,762,138)	13,672,390
Net change in unrealized appreciation	32,118,282	58,646,419
Net Increase in Net Assets Resulting from Operations	62,815,971	102,552,055
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(49,214,248)	(44,100,867)
Class L	(140,440)	(212,640)
Institutional Class	(2,355,354)	(1,839,217)
From Net Investment Income and Net Realized Gains	(51,710,042)	(46,152,724)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	557,550,367	795,487,625
Class L	2,040,813	1,328,742
Institutional Class	24,211,430	39,660,744
Shares issued in reinvestment of distributions
Investor Class	49,214,248	44,100,867
Class L	140,440	212,640
Institutional Class	2,355,354	1,839,217
Shares redeemed
Investor Class	(822,930,433)	(369,057,144)
Class L	(4,912,612)	(2,572,726)
Institutional Class	(32,399,921)	(13,943,373)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(224,730,314)	497,056,592
Total Increase (Decrease) in Net Assets	(213,624,385)	553,455,923
NET ASSETS:
Beginning of year	1,425,964,324	872,508,401
End of year	$1,212,339,939	$1,425,964,324
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	73,647,356	111,461,053
Class L	220,685	152,082
Institutional Class	2,458,033	4,323,724
Shares issued in reinvestment of distributions
Investor Class	6,562,088	6,030,954
Class L	15,120	23,960
Institutional Class	240,575	194,660
Shares redeemed
Investor Class	(109,017,703)	(50,815,091)
Class L	(530,731)	(290,692)
Institutional Class	(3,311,142)	(1,497,939)
Net Increase (Decrease)	(29,715,719)	69,582,711
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Moderately Conservative Profile Fund	2024	2023
OPERATIONS:
Net investment income	$22,755,617	$15,174,860
Net realized gain	10,750,323	13,666,144
Net change in unrealized appreciation	8,253,941	32,415,574
Net Increase in Net Assets Resulting from Operations	41,759,881	61,256,578
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(32,461,018)	(29,001,630)
Class L	(548,821)	(858,767)
Institutional Class	(1,837,791)	(1,706,527)
From Net Investment Income and Net Realized Gains	(34,847,630)	(31,566,924)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	440,700,241	406,133,933
Class L	411,803	497,796
Institutional Class	15,232,265	15,429,099
Shares issued in reinvestment of distributions
Investor Class	32,461,018	29,001,630
Class L	548,821	858,767
Institutional Class	1,837,791	1,706,527
Shares redeemed
Investor Class	(410,699,450)	(267,824,474)
Class L	(6,515,561)	(4,429,558)
Institutional Class	(11,610,620)	(6,106,537)
Net Increase in Net Assets Resulting from Capital Share Transactions	62,366,308	175,267,183
Total Increase in Net Assets	69,278,559	204,956,837
NET ASSETS:
Beginning of year	714,442,968	509,486,131
End of year	$783,721,527	$714,442,968
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	53,737,178	52,723,750
Class L	45,325	55,101
Institutional Class	1,534,859	1,666,707
Shares issued in reinvestment of distributions
Investor Class	4,000,969	3,701,495
Class L	57,622	94,836
Institutional Class	187,283	181,823
Shares redeemed
Investor Class	(50,503,914)	(34,329,861)
Class L	(682,360)	(495,647)
Institutional Class	(1,178,576)	(654,483)
Net Increase	7,198,386	22,943,721
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Moderate Profile Fund	2024	2023
OPERATIONS:
Net investment income	$53,397,276	$34,943,320
Net realized gain	102,642,217	36,030,906
Net change in unrealized appreciation (depreciation)	(30,678,202)	97,613,235
Net Increase in Net Assets Resulting from Operations	125,361,291	168,587,461
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(110,803,223)	(61,198,068)
Class L	(3,526,745)	(3,501,402)
Institutional Class	(5,724,935)	(4,020,475)
From Net Investment Income and Net Realized Gains	(120,054,903)	(68,719,945)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	776,947,447	532,220,958
Class L	1,581,414	996,852
Institutional Class	28,848,388	41,817,822
Shares issued in reinvestment of distributions
Investor Class	110,803,223	61,198,068
Class L	3,526,745	3,501,402
Institutional Class	5,724,935	4,020,475
Shares redeemed
Investor Class	(571,167,621)	(610,095,686)
Class L	(42,075,665)	(34,383,926)
Institutional Class	(40,023,528)	(22,757,863)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	274,165,338	(23,481,898)
Total Increase in Net Assets	279,471,726	76,385,618
NET ASSETS:
Beginning of year	1,555,282,254	1,478,896,636
End of year	$1,834,753,980	$1,555,282,254
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	118,077,382	87,322,982
Class L	135,629	94,980
Institutional Class	2,712,112	4,336,850
Shares issued in reinvestment of distributions
Investor Class	17,315,859	9,958,540
Class L	310,653	336,135
Institutional Class	540,026	405,732
Shares redeemed
Investor Class	(86,911,372)	(100,155,117)
Class L	(3,702,992)	(3,305,558)
Institutional Class	(3,751,175)	(2,345,813)
Net Increase (Decrease)	44,726,122	(3,351,269)
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Moderately Aggressive Profile Fund	2024	2023
OPERATIONS:
Net investment income	$31,041,877	$19,253,589
Net realized gain	22,312,543	9,601,273
Net change in unrealized appreciation	28,628,935	81,350,508
Net Increase in Net Assets Resulting from Operations	81,983,355	110,205,370
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(54,524,367)	(41,126,313)
Institutional Class	(3,590,589)	(2,820,387)
From Net Investment Income and Net Realized Gains	(58,114,956)	(43,946,700)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	543,941,993	446,594,408
Institutional Class	18,934,932	17,760,758
Shares issued in reinvestment of distributions
Investor Class	54,524,367	41,126,313
Institutional Class	3,590,589	2,820,387
Shares redeemed
Investor Class	(528,486,110)	(339,426,462)
Institutional Class	(13,149,162)	(10,191,075)
Net Increase in Net Assets Resulting from Capital Share Transactions	79,356,609	158,684,329
Total Increase in Net Assets	103,225,008	224,942,999
NET ASSETS:
Beginning of year	944,473,548	719,530,549
End of year	$1,047,698,556	$944,473,548
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	76,138,305	69,152,510
Institutional Class	1,879,118	1,948,401
Shares issued in reinvestment of distributions
Investor Class	7,751,846	6,236,944
Institutional Class	356,655	304,679
Shares redeemed
Investor Class	(74,581,771)	(51,805,396)
Institutional Class	(1,302,827)	(1,121,993)
Net Increase	10,241,326	24,715,145
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2024 and December 31, 2023
Empower Aggressive Profile Fund	2024	2023
OPERATIONS:
Net investment income	$21,241,368	$14,321,510
Net realized gain	55,174,430	30,667,537
Net change in unrealized appreciation	12,655,835	64,437,839
Net Increase in Net Assets Resulting from Operations	89,071,633	109,426,886
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(46,152,008)	(31,652,435)
Institutional Class	(4,874,399)	(3,942,059)
From Net Investment Income and Net Realized Gains	(51,026,407)	(35,594,494)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	257,039,594	302,498,228
Institutional Class	19,157,793	19,650,057
Shares issued in reinvestment of distributions
Investor Class	46,152,008	31,652,435
Institutional Class	4,874,399	3,942,059
Shares redeemed
Investor Class	(387,061,810)	(186,829,550)
Institutional Class	(27,369,241)	(23,792,423)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(87,207,257)	147,120,806
Total Increase (Decrease) in Net Assets	(49,162,031)	220,953,198
NET ASSETS:
Beginning of year	784,633,569	563,680,371
End of year	$735,471,538	$784,633,569
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	44,211,559	59,539,111
Institutional Class	1,719,126	2,012,362
Shares issued in reinvestment of distributions
Investor Class	8,127,704	5,973,701
Institutional Class	436,031	395,322
Shares redeemed
Investor Class	(66,334,568)	(35,955,516)
Institutional Class	(2,446,961)	(2,455,249)
Net Increase (Decrease)	(14,287,109)	29,509,731
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$7.38	0.22	0.16	0.38	(0.24)	(0.10)	(0.34)	$7.42	5.09%
12/31/2023	$7.11	0.22	0.35	0.57	(0.22)	(0.08)	(0.30)	$7.38	8.25%
12/31/2022	$8.39	0.13	(0.96)	(0.83)	(0.14)	(0.31)	(0.45)	$7.11	(9.93%)
12/31/2021	$8.30	0.21	0.32	0.53	(0.21)	(0.23)	(0.44)	$8.39	6.35%
12/31/2020	$7.87	0.22	0.42	0.64	(0.16)	(0.05)	(0.21)	$8.30	8.21%
Class L
12/31/2024	$9.05	0.38	0.05	0.43	(0.19)	(0.10)	(0.29)	$9.19	4.80%
12/31/2023	$8.63	0.30	0.38	0.68	(0.18)	(0.08)	(0.26)	$9.05	8.03%
12/31/2022	$10.06	0.29	(1.31)	(1.02)	(0.10)	(0.31)	(0.41)	$8.63	(10.15%)
12/31/2021	$9.85	0.41	0.19	0.60	(0.16)	(0.23)	(0.39)	$10.06	6.08%
12/31/2020	$9.27	0.10	0.63	0.73	(0.10)	(0.05)	(0.15)	$9.85	7.93%
Institutional Class
12/31/2024	$9.54	0.35	0.17	0.52	(0.26)	(0.10)	(0.36)	$9.70	5.49%
12/31/2023	$9.11	0.48	0.29	0.77	(0.26)	(0.08)	(0.34)	$9.54	8.61%
12/31/2022	$10.63	0.22	(1.24)	(1.02)	(0.19)	(0.31)	(0.50)	$9.11	(9.65%)
12/31/2021	$10.42	0.34	0.36	0.70	(0.26)	(0.23)	(0.49)	$10.63	6.64%
12/31/2020	$9.83	0.24	0.59	0.83	(0.19)	(0.05)	(0.24)	$10.42	8.63%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2024	$1,145,659	0.45%	0.37%	2.87%	26%
12/31/2023	$1,351,863	0.45%	0.37%	2.98%	14%
12/31/2022	$828,305	0.45%	0.37%	1.74%	16%
12/31/2021	$1,030,963	0.45%	0.37%	2.46%	16%
12/31/2020	$895,918	0.45%	0.37%	2.73%	30%
Class L
12/31/2024	$4,238	0.70%	0.62%	4.09%	26%
12/31/2023	$6,840	0.70%	0.62%	3.45%	14%
12/31/2022	$7,513	0.70%	0.62%	3.15%	16%
12/31/2021	$9,557	0.70%	0.62%	3.99%	16%
12/31/2020	$10,027	0.70%	0.62%	1.11%	30%
Institutional Class
12/31/2024	$62,443	0.10%	0.02%	3.54%	26%
12/31/2023	$67,262	0.10%	0.02%	5.17%	14%
12/31/2022	$36,690	0.10%	0.02%	2.25%	16%
12/31/2021	$39,423	0.10%	0.02%	3.20%	16%
12/31/2020	$33,198	0.10%	0.02%	2.48%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$7.90	0.26	0.25	0.51	(0.24)	(0.15)	(0.39)	$8.02	6.45%
12/31/2023	$7.58	0.20	0.54	0.74	(0.25)	(0.17)	(0.42)	$7.90	9.90%
12/31/2022	$9.14	0.13	(1.12)	(0.99)	(0.14)	(0.43)	(0.57)	$7.58	(10.82%)
12/31/2021	$8.95	0.29	0.53	0.82	(0.29)	(0.34)	(0.63)	$9.14	9.13%
12/31/2020	$8.38	0.23	0.55	0.78	(0.10)	(0.11)	(0.21)	$8.95	9.57%
Class L
12/31/2024	$9.20	0.34	0.24	0.58	(0.20)	(0.15)	(0.35)	$9.43	6.28%
12/31/2023	$8.75	0.35	0.48	0.83	(0.21)	(0.17)	(0.38)	$9.20	9.62%
12/31/2022	$10.44	0.15	(1.30)	(1.15)	(0.11)	(0.43)	(0.54)	$8.75	(11.01%)
12/31/2021	$10.13	0.32	0.58	0.90	(0.25)	(0.34)	(0.59)	$10.44	8.88%
12/31/2020	$9.45	0.09	0.76	0.85	(0.06)	(0.11)	(0.17)	$10.13	9.16%
Institutional Class
12/31/2024	$9.49	0.40	0.25	0.65	(0.27)	(0.15)	(0.42)	$9.72	6.80%
12/31/2023	$9.02	0.48	0.44	0.92	(0.28)	(0.17)	(0.45)	$9.49	10.34%
12/31/2022	$10.77	0.22	(1.35)	(1.13)	(0.19)	(0.43)	(0.62)	$9.02	(10.48%)
12/31/2021	$10.45	0.44	0.55	0.99	(0.33)	(0.34)	(0.67)	$10.77	9.48%
12/31/2020	$9.73	0.24	0.71	0.95	(0.12)	(0.11)	(0.23)	$10.45	10.01%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2024	$723,372	0.45%	0.37%	3.11%	35%
12/31/2023	$655,356	0.45%	0.37%	2.54%	20%
12/31/2022	$461,064	0.45%	0.37%	1.61%	20%
12/31/2021	$574,251	0.45%	0.37%	3.10%	20%
12/31/2020	$521,377	0.45%	0.37%	2.69%	34%
Class L
12/31/2024	$14,818	0.70%	0.62%	3.57%	35%
12/31/2023	$19,802	0.70%	0.62%	3.88%	20%
12/31/2022	$21,850	0.70%	0.62%	1.59%	20%
12/31/2021	$26,423	0.70%	0.62%	2.97%	20%
12/31/2020	$26,264	0.70%	0.62%	0.94%	34%
Institutional Class
12/31/2024	$45,532	0.10%	0.02%	4.02%	35%
12/31/2023	$39,285	0.10%	0.02%	5.12%	20%
12/31/2022	$26,572	0.10%	0.02%	2.26%	20%
12/31/2021	$27,505	0.10%	0.02%	3.98%	20%
12/31/2020	$21,473	0.10%	0.02%	2.50%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2024	$6.28	0.21	0.29	0.50	(0.20)	(0.27)	(0.47)	$6.31	7.95%
12/31/2023	$5.89	0.11	0.58	0.69	(0.22)	(0.08)	(0.30)	$6.28	11.93%
12/31/2022	$7.34	0.09	(0.97)	(0.88)	(0.15)	(0.42)	(0.57)	$5.89	(12.02%)
12/31/2021	$7.07	0.28	0.57	0.85	(0.26)	(0.32)	(0.58)	$7.34	11.98%
12/31/2020	$6.57	0.14	0.58	0.72	(0.10)	(0.12)	(0.22)	$7.07	11.25%
Class L
12/31/2024	$10.82	0.27	0.57	0.84	(0.14)	(0.27)	(0.41)	$11.25	7.62%
12/31/2023	$9.97	0.45	0.68	1.13	(0.20)	(0.08)	(0.28)	$10.82	11.64%
12/31/2022	$12.05	0.17	(1.63)	(1.46)	(0.20)	(0.42)	(0.62)	$9.97	(12.16%)
12/31/2021	$11.30	0.45	0.86	1.31	(0.24)	(0.32)	(0.56)	$12.05	11.56%
12/31/2020	$10.39	0.09	1.03	1.12	(0.09)	(0.12)	(0.21)	$11.30	11.03%
Institutional Class
12/31/2024	$10.15	0.41	0.44	0.85	(0.22)	(0.27)	(0.49)	$10.51	8.35%
12/31/2023	$9.38	0.57	0.56	1.13	(0.28)	(0.08)	(0.36)	$10.15	12.20%
12/31/2022	$11.31	0.22	(1.53)	(1.31)	(0.20)	(0.42)	(0.62)	$9.38	(11.56%)
12/31/2021	$10.68	0.47	0.83	1.30	(0.35)	(0.32)	(0.67)	$11.31	12.15%
12/31/2020	$9.81	0.21	0.90	1.11	(0.12)	(0.12)	(0.24)	$10.68	11.64%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
12/31/2024	$1,614,616	0.45%	0.39%	3.14%	14%
12/31/2023	$1,302,673	0.45%	0.39%	1.83%	18%
12/31/2022	$1,239,661	0.45%	0.39%	1.46%	14%
12/31/2021	$1,580,857	0.45%	0.39%	3.72%	18%
12/31/2020	$1,398,893	0.45%	0.40%	2.12%	34%
Class L
12/31/2024	$93,899	0.70%	0.64%	2.36%	14%
12/31/2023	$125,601	0.70%	0.64%	4.33%	18%
12/31/2022	$144,374	0.70%	0.64%	1.54%	14%
12/31/2021	$179,322	0.70%	0.64%	3.69%	18%
12/31/2020	$173,155	0.70%	0.65%	0.87%	34%
Institutional Class
12/31/2024	$126,239	0.10%	0.04%	3.82%	14%
12/31/2023	$127,008	0.10%	0.04%	5.85%	18%
12/31/2022	$94,861	0.10%	0.04%	2.14%	14%
12/31/2021	$106,744	0.10%	0.04%	4.13%	18%
12/31/2020	$109,001	0.10%	0.05%	2.15%	34%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$6.75	0.23	0.40	0.63	(0.21)	(0.22)	(0.43)	$6.95	9.34%
12/31/2023	$6.28	0.14	0.70	0.84	(0.15)	(0.22)	(0.37)	$6.75	13.60%
12/31/2022	$7.95	0.10	(1.14)	(1.04)	(0.11)	(0.52)	(0.63)	$6.28	(13.09%)
12/31/2021	$7.64	0.38	0.71	1.09	(0.38)	(0.40)	(0.78)	$7.95	14.25%
12/31/2020	$7.45	0.16	0.67	0.83	(0.14)	(0.50)	(0.64)	$7.64	11.75%
Institutional Class
12/31/2024	$9.52	0.36	0.57	0.93	(0.24)	(0.22)	(0.46)	$9.99	9.68%
12/31/2023	$8.71	0.56	0.65	1.21	(0.18)	(0.22)	(0.40)	$9.52	14.04%
12/31/2022	$10.75	0.23	(1.61)	(1.38)	(0.14)	(0.52)	(0.66)	$8.71	(12.77%)
12/31/2021	$10.11	0.48	1.00	1.48	(0.44)	(0.40)	(0.84)	$10.75	14.64%
12/31/2020	$9.65	0.20	0.93	1.13	(0.17)	(0.50)	(0.67)	$10.11	12.16%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$963,448	0.45%	0.42%	3.17%	28%
12/31/2023	$873,081	0.45%	0.42%	2.14%	19%
12/31/2022	$664,044	0.45%	0.42%	1.38%	19%
12/31/2021	$849,677	0.45%	0.42%	4.56%	23%
12/31/2020	$665,158	0.45%	0.42%	2.19%	63%
Institutional Class
12/31/2024	$84,250	0.10%	0.07%	3.55%	28%
12/31/2023	$71,393	0.10%	0.07%	6.18%	19%
12/31/2022	$55,487	0.10%	0.07%	2.41%	19%
12/31/2021	$55,232	0.10%	0.07%	4.36%	23%
12/31/2020	$60,144	0.10%	0.07%	2.12%	63%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
EMPOWER AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2024	$5.43	0.15	0.50	0.65	(0.18)	(0.28)	(0.46)	$5.62	11.94%
12/31/2023	$4.92	0.07	0.75	0.82	(0.17)	(0.14)	(0.31)	$5.43	16.94%
12/31/2022	$6.66	0.07	(1.08)	(1.01)	(0.09)	(0.64)	(0.73)	$4.92	(15.17%)
12/31/2021	$6.35	0.38	0.85	1.23	(0.40)	(0.52)	(0.92)	$6.66	19.49%
12/31/2020	$5.96	0.09	0.57	0.66	(0.09)	(0.18)	(0.27)	$6.35	11.99%
Institutional Class
12/31/2024	$10.35	0.37	0.91	1.28	(0.19)	(0.28)	(0.47)	$11.16	12.41%
12/31/2023	$9.16	0.68	0.88	1.56	(0.23)	(0.14)	(0.37)	$10.35	17.23%
12/31/2022	$11.67	0.19	(1.92)	(1.73)	(0.14)	(0.64)	(0.78)	$9.16	(14.81%)
12/31/2021	$10.58	0.63	1.46	2.09	(0.48)	(0.52)	(1.00)	$11.67	19.82%
12/31/2020	$9.73	0.18	0.98	1.16	(0.13)	(0.18)	(0.31)	$10.58	12.53%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(d)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(d)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(d)	Portfolio turnover rate(e)
Investor Class
12/31/2024	$617,165	0.45%	0.45%	2.64%	30%
12/31/2023	$671,881	0.45%	0.45%	1.38%	17%
12/31/2022	$463,528	0.45%	0.45%	1.16%	19%
12/31/2021	$611,597	0.45%	0.45%	5.31%	26%
12/31/2020	$548,648	0.45%	0.45%	1.71%	35%
Institutional Class
12/31/2024	$118,306	0.10%	0.10%	3.30%	30%
12/31/2023	$112,753	0.10%	0.10%	6.96%	17%
12/31/2022	$100,152	0.10%	0.10%	1.85%	19%
12/31/2021	$110,765	0.10%	0.10%	5.31%	26%
12/31/2020	$106,944	0.10%	0.10%	1.96%	35%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Investment Objectives
Empower Conservative Profile Fund - seeks capital preservation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments
Empower Moderately Conservative Profile Fund - seeks income and capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments
Empower Moderate Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds with a relatively equal emphasis on equity and fixed income investments
Empower Moderately Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments
Empower Aggressive Profile Fund - seeks long-term capital appreciation primarily through investments in underlying funds of the Empower Funds that emphasize equity investments
The Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund each offer three share classes, referred to as Investor Class, Class L and Institutional Class shares.  The Empower Moderately Aggressive Profile Fund and Empower Aggressive Profile Fund each offer two share classes, referred to as Investor Class shares and Institutional Class shares.  All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class.  Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (''U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946,  Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.

Annual Report - December 31, 2024

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis.  The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments.  The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available.  Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2024, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs.  Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the Empower of America Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carry forwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund's tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Annual Report - December 31, 2024

Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually.  Capital gain distributions of a Fund, if any, are declared and paid at least annually.  Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:
Empower Conservative Profile Fund
	2024	2023
Ordinary income	$37,076,657	$33,790,925
Long-term capital gain	14,633,385	12,361,799
	$51,710,042	$46,152,724
Empower Moderately Conservative Profile Fund
	2024	2023
Ordinary income	$22,523,714	$18,208,706
Long-term capital gain	12,323,916	13,358,218
	$34,847,630	$31,566,924
Empower Moderate Profile Fund
	2024	2023
Ordinary income	$52,881,409	$47,771,473
Long-term capital gain	67,173,494	20,948,472
	$120,054,903	$68,719,945
Empower Moderately Aggressive Profile Fund
	2024	2023
Ordinary income	$30,756,091	$18,080,744
Long-term capital gain	27,358,865	25,865,956
	$58,114,956	$43,946,700
Empower Aggressive Profile Fund
	2024	2023
Ordinary income	$21,060,555	$19,186,108
Long-term capital gain	29,965,852	16,408,386
	$51,026,407	$35,594,494
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Empower Conservative Profile Fund
Undistributed net investment income	$388,260
Undistributed long-term capital gains	1,257,619
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(83,532,417)
Tax composition of capital	$(81,886,538)

Annual Report - December 31, 2024

Empower Moderately Conservative Profile Fund
Undistributed net investment income	$233,745
Undistributed long-term capital gains	20,122,630
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(67,428,788)
Tax composition of capital	$(47,072,413)
Empower Moderate Profile Fund
Undistributed net investment income	$526,575
Undistributed long-term capital gains	83,629,671
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(374,832,366)
Tax composition of capital	$(290,676,120)
Empower Moderately Aggressive Profile Fund
Undistributed net investment income	$291,525
Undistributed long-term capital gains	41,289,668
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(183,229,386)
Tax composition of capital	$(141,648,193)
Empower Aggressive Profile Fund
Undistributed net investment income	$195,193
Undistributed long-term capital gains	51,135,320
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(182,674,012)
Tax composition of capital	$(131,343,499)
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Empower Conservative Profile Fund	$1,297,439,880	$—	$(83,532,417)	$(83,532,417)
Empower Moderately Conservative Profile Fund	849,707,876	—	(67,428,788)	(67,428,788)
Empower Moderate Profile Fund	2,209,991,859	—	(374,832,366)	(374,832,366)
Empower Moderately Aggressive Profile Fund	1,230,858,685	—	(183,229,386)	(183,229,386)
Empower Aggressive Profile Fund	920,207,929	—	(182,674,012)	(182,674,012)
Segment Reporting
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations. The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.

Annual Report - December 31, 2024

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower of America. As compensation for its services to Empower Funds, ECM receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expenses of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. ECM has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the Empower of America Contract. The amount waived, if any, is reflected in the Statement of Operations.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower Conservative Profile, Empower Moderately Conservative Profile and Empower Moderate Profile Funds, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds. The Empower Conservative Profile, Empower Moderately Conservative Profile and Empower Moderate Profile Funds, have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $1,435,000 for the fiscal year ended December 31, 2024.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2024, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 47.44%
Empower Core Bond Fund Institutional Class	9,666,895	$93,258,993	$20,286,765	$38,445,704	$(6,216,180)	$4,458,492	$3,057,153	$-	$79,558,546

Annual Report - December 31, 2024

Empower Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
Empower Global Bond Fund Institutional Class	13,564,720	$124,278,289	$26,933,467	$54,664,954	$(8,475,113)	$5,052,956	$2,658,971	$-	$101,599,758
Empower High Yield Bond Fund Institutional Class	4,794,578	55,639,892	10,494,656	19,364,124	1,100,822	1,175,353	1,468,539	-	47,945,777
Empower Inflation-Protected Securities Fund Institutional Class	6,045,756	62,004,049	12,066,846	22,734,484	(2,225,604)	1,805,784	2,049,511	-	53,142,195
Empower Multi-Sector Bond Fund Institutional Class	12,700,830	122,172,214	24,395,747	49,631,907	(6,685,546)	5,940,668	6,330,913	-	102,876,722
Empower Short Duration Bond Fund Institutional Class	11,671,028	124,254,440	31,360,628	46,152,804	(1,468,737)	1,179,078	5,435,091	-	110,641,342
Empower U.S. Government Mortgage Securities Fund Institutional Class	9,978,497	93,263,630	21,094,613	38,662,265	(6,356,979)	3,732,856	3,300,646	-	79,428,834
					(30,327,337)	23,345,187	24,300,824	0	575,193,174
EQUITY MUTUAL FUNDS 30.18%
Empower Emerging Markets Equity Fund Institutional Class	2,283,956	26,935,312	5,522,049	14,616,369	(1,136,571)	3,217,081	351,695	-	21,058,073
Empower International Growth Fund Institutional Class	2,484,345	26,735,051	7,099,439	12,189,651	(986,003)	1,136,600	495,496	497,087	22,781,439
Empower International Value Fund Institutional Class	7,091,426	66,742,173	20,091,876	27,415,893	1,525,142	(1,764,861)	1,825,714	2,577,829	57,653,295
Empower Large Cap Growth Fund Institutional Class	2,543,629	35,724,761	8,554,199	17,508,369	2,004,457	3,371,412	-	2,352,656	30,142,003
Empower Large Cap Value Fund Institutional Class	11,753,714	89,694,544	26,924,058	39,096,369	(32,764)	(1,005,555)	1,920,980	11,703,210	76,516,678
Empower Mid Cap Value Fund Institutional Class	4,985,970	48,729,270	14,031,921	22,227,741	165,806	1,099,406	4,708,583	677,289	41,632,856
Empower Real Estate Index Fund Institutional Class	7,484,130	71,614,178	26,357,732	36,621,536	(1,504,809)	468,543	2,450,028	3,310,484	61,818,917
Empower Small Cap Growth Fund Institutional Class	973,156	13,218,606	3,065,050	6,157,095	(60,166)	519,760	88,946	655,724	10,646,321
Empower Small Cap Value Fund Institutional Class	3,981,839	32,423,874	8,678,785	15,729,283	(1,208,619)	1,663,311	504,672	1,512,090	27,036,687
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,125,092	19,622,205	6,772,994	9,899,608	(1,947,223)	67,398	-	3,459,580	16,562,989
					(3,180,750)	8,773,095	12,346,114	26,745,949	365,849,258
FIXED INTEREST CONTRACT 22.51%
Empower of America Contract	272,865,031	320,075,869	59,926,601	112,521,967	-	-	5,384,527	-	272,865,031
					0	0	5,384,527	0	272,865,031
				Total	$(33,508,087)	$32,118,282	$42,031,465	$26,745,949	$1,213,907,463

Annual Report - December 31, 2024

Empower Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 32.88%
Empower Core Bond Fund Institutional Class	4,898,244	$36,752,574	$15,444,679	$13,351,629	$(2,552,095)	$1,466,926	$1,548,777	$-	$40,312,550
Empower Global Bond Fund Institutional Class	6,865,815	48,949,750	20,186,663	18,807,523	(2,965,911)	1,096,068	1,349,386	-	51,424,958
Empower High Yield Bond Fund Institutional Class	2,425,589	21,867,964	8,689,257	6,952,579	252,620	651,243	744,173	-	24,255,885
Empower Inflation-Protected Securities Fund Institutional Class	3,058,680	24,453,256	9,763,412	7,848,834	(901,152)	517,965	1,038,844	-	26,885,799
Empower Multi-Sector Bond Fund Institutional Class	6,427,677	48,092,335	19,515,969	17,153,217	(2,429,883)	1,609,098	3,210,069	-	52,064,185
Empower Short Duration Bond Fund Institutional Class	2,368,480	18,227,222	10,661,661	6,458,793	(260,142)	23,100	1,105,876	-	22,453,190
Empower U.S. Government Mortgage Securities Fund Institutional Class	5,056,157	36,742,669	15,793,649	13,339,384	(2,534,439)	1,050,071	1,674,950	-	40,247,005
					(11,391,002)	6,414,471	10,672,075	0	257,643,572
EQUITY MUTUAL FUNDS 45.06%
Empower Emerging Markets Equity Fund Institutional Class	2,379,173	21,759,504	8,400,045	11,135,853	(1,286,801)	2,912,275	362,133	-	21,935,971
Empower International Growth Fund Institutional Class	2,590,925	21,583,880	10,294,266	9,518,600	(1,618,415)	1,399,241	511,693	519,776	23,758,787
Empower International Value Fund Institutional Class	7,403,658	53,921,705	27,325,933	17,576,994	1,974,027	(3,478,899)	1,904,629	2,696,273	60,191,745
Empower Large Cap Growth Fund Institutional Class	2,660,777	28,875,208	12,548,168	13,361,670	797,443	3,468,497	-	2,461,755	31,530,203
Empower Large Cap Value Fund Institutional Class	12,263,940	72,683,654	37,638,564	24,514,164	2,213,875	(5,969,805)	1,988,950	12,243,020	79,838,249
Empower Mid Cap Value Fund Institutional Class	5,208,500	39,296,388	19,399,475	16,115,252	(744,817)	910,362	4,930,082	709,358	43,490,973
Empower Real Estate Index Fund Institutional Class	4,338,923	32,119,950	19,090,879	15,205,241	(937,672)	(166,086)	1,412,110	1,918,627	35,839,502
Empower Small Cap Growth Fund Institutional Class	1,018,613	10,629,385	4,601,885	4,981,822	(631,233)	894,175	93,345	687,294	11,143,623
Empower Small Cap Value Fund Institutional Class	4,154,776	26,300,355	12,179,999	12,139,652	(1,801,812)	1,870,230	527,967	1,555,981	28,210,932
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	3,247,350	15,923,138	9,127,291	7,838,955	(2,203,400)	(520)	-	3,588,046	17,210,954
					(4,238,805)	1,839,470	11,730,909	26,380,130	353,150,939
FIXED INTEREST CONTRACT 21.88%
Empower of America Contract	171,484,577	156,477,919	62,426,493	50,343,613	-	-	2,923,778	-	171,484,577
					0	0	2,923,778	0	171,484,577
				Total	$(15,629,807)	$8,253,941	$25,326,762	$26,380,130	$782,279,088

Annual Report - December 31, 2024

Empower Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 23.92%
Empower Core Bond Fund Institutional Class	8,345,383	$57,978,359	$18,590,612	$7,977,550	$(1,518,243)	$91,086	$2,651,997	$-	$68,682,507
Empower Global Bond Fund Institutional Class	11,706,040	77,294,340	23,119,722	11,840,321	(1,681,929)	(895,501)	2,304,686	-	87,678,240
Empower High Yield Bond Fund Institutional Class	4,132,358	34,598,569	9,673,607	4,427,394	236,495	1,478,793	1,271,489	-	41,323,575
Empower Inflation-Protected Securities Fund Institutional Class	5,211,293	38,483,358	11,785,802	4,214,868	(239,492)	(247,027)	1,774,648	-	45,807,265
Empower Multi-Sector Bond Fund Institutional Class	10,957,129	76,019,157	22,978,995	10,336,627	(1,054,281)	91,220	5,486,385	-	88,752,745
Empower Short Duration Bond Fund Institutional Class	4,024,254	28,713,054	13,626,514	3,965,401	(76,646)	(224,241)	1,882,248	-	38,149,926
Empower U.S. Government Mortgage Securities Fund Institutional Class	8,614,402	57,892,479	19,256,854	7,493,051	(995,677)	(1,085,645)	2,862,455	-	68,570,637
					(5,329,773)	(791,315)	18,233,908	0	438,964,895
EQUITY MUTUAL FUNDS 60.15%
Empower Emerging Markets Equity Fund Institutional Class	7,726,102	65,376,414	16,685,030	16,199,206	(109,665)	5,372,426	1,200,687	-	71,234,664
Empower International Growth Fund Institutional Class	8,396,854	64,972,852	22,561,109	8,603,819	1,389,259	(1,930,990)	1,687,351	1,687,437	76,999,152
Empower International Value Fund Institutional Class	23,983,452	162,487,453	59,239,560	17,114,474	4,341,546	(9,627,072)	6,203,768	8,756,809	194,985,467
Empower Large Cap Growth Fund Institutional Class	8,620,281	87,261,444	29,561,393	27,139,029	1,176,393	12,466,523	-	8,020,478	102,150,331
Empower Large Cap Value Fund Institutional Class	39,785,248	218,891,161	82,657,822	27,113,291	2,829,966	(15,433,740)	6,536,447	39,785,314	259,001,952
Empower Mid Cap Value Fund Institutional Class	16,893,666	118,653,060	40,716,421	11,337,070	7,994,270	(6,970,303)	16,022,381	2,304,725	141,062,108
Empower Real Estate Index Fund Institutional Class	9,042,793	62,349,750	27,830,241	9,720,494	4,673,539	(5,766,027)	2,967,890	4,014,759	74,693,470
Empower Small Cap Growth Fund Institutional Class	3,306,820	31,778,138	9,597,691	5,505,824	611,528	306,603	303,557	2,237,754	36,176,608
Empower Small Cap Value Fund Institutional Class	13,469,101	78,963,503	25,862,351	11,895,916	1,768,947	(1,474,742)	1,714,534	5,122,547	91,455,196
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	10,542,065	47,610,044	22,761,986	7,669,521	(361,321)	(6,829,565)	-	11,727,705	55,872,944
					24,314,462	(29,886,887)	36,636,615	83,657,528	1,103,631,892
FIXED INTEREST CONTRACT 15.95%
Empower of America Contract	292,562,706	246,462,445	73,943,151	32,907,173	-	-	5,064,282	-	292,562,706
					0	0	5,064,282	0	292,562,706
				Total	$18,984,689	$(30,678,202)	$59,934,805	$83,657,528	$1,835,159,493

Annual Report - December 31, 2024

Empower Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
BOND MUTUAL FUNDS 17.96%
Empower Core Bond Fund Institutional Class	3,212,238	$23,743,608	$8,622,125	$6,630,510	$(1,361,902)	$701,493	$1,018,615	$-	$26,436,716
Empower Global Bond Fund Institutional Class	4,508,050	31,703,032	10,823,909	8,995,236	(1,389,813)	233,591	887,373	-	33,765,296
Empower High Yield Bond Fund Institutional Class	1,596,077	14,198,460	4,816,986	3,545,936	126,215	491,262	490,658	-	15,960,772
Empower Inflation-Protected Securities Fund Institutional Class	2,009,850	15,809,792	5,560,900	4,008,724	(534,975)	304,616	683,928	-	17,666,584
Empower Multi-Sector Bond Fund Institutional Class	4,227,661	31,183,134	10,785,875	8,579,778	(1,338,621)	854,823	2,115,349	-	34,244,054
Empower Short Duration Bond Fund Institutional Class	3,554,244	28,809,995	12,494,527	7,669,832	(369,037)	59,544	1,662,090	-	33,694,234
Empower U.S. Government Mortgage Securities Fund Institutional Class	3,315,783	23,743,702	8,821,833	6,531,103	(1,278,812)	359,199	1,100,717	-	26,393,631
					(6,146,945)	3,004,528	7,958,730	0	188,161,287
EQUITY MUTUAL FUNDS 73.08%
Empower Emerging Markets Equity Fund Institutional Class	5,464,977	49,127,319	15,017,402	21,082,106	(3,609,237)	7,324,473	840,613	-	50,387,088
Empower International Growth Fund Institutional Class	5,945,792	48,886,745	19,310,194	15,377,448	(2,227,517)	1,703,418	1,183,966	1,194,636	54,522,909
Empower International Value Fund Institutional Class	16,984,306	122,041,815	53,346,432	30,184,842	3,557,420	(7,120,995)	4,382,945	6,197,040	138,082,410
Empower Large Cap Growth Fund Institutional Class	6,101,650	65,558,597	24,120,181	27,191,247	(104,495)	9,817,030	-	5,662,133	72,304,561
Empower Large Cap Value Fund Institutional Class	28,150,974	164,202,095	71,237,080	55,822,408	(12,361,911)	3,646,074	4,594,610	28,145,559	183,262,841
Empower Mid Cap Value Fund Institutional Class	11,956,647	89,260,315	36,369,536	26,216,729	56,824	424,884	11,335,945	1,630,874	99,838,006
Empower Real Estate Index Fund Institutional Class	4,514,383	33,071,597	16,718,040	13,084,489	(1,553,641)	583,655	1,475,525	2,001,151	37,288,803
Empower Small Cap Growth Fund Institutional Class	2,343,986	23,986,334	8,456,584	9,379,759	(1,983,024)	2,580,041	215,129	1,584,732	25,643,200
Empower Small Cap Value Fund Institutional Class	9,547,321	59,391,459	23,467,706	24,742,912	(6,540,913)	6,710,054	1,215,080	3,602,043	64,826,307
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,449,421	35,764,318	18,127,438	14,365,595	(5,052,732)	(44,227)	-	8,260,546	39,481,934
					(29,819,226)	25,624,407	25,243,813	58,278,714	765,638,059
FIXED INTEREST CONTRACT 8.95%
Empower of America Contract	93,829,953	84,301,114	29,211,534	21,299,601	-	-	1,616,905	-	93,829,953
					0	0	1,616,905	0	93,829,953
				Total	$(35,966,171)	$28,628,935	$34,819,448	$58,278,714	$1,047,629,299

Annual Report - December 31, 2024

Empower Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 12/31/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 12/31/2024
EQUITY MUTUAL FUNDS 100.28%
Empower Emerging Markets Equity Fund Institutional Class	5,368,897	$57,033,496	$12,379,051	$27,384,650	$(2,863,420)	$7,473,335	$834,100	$-	$49,501,232
Empower International Growth Fund Institutional Class	5,837,213	56,511,666	15,418,514	19,155,874	(529,832)	752,935	1,174,616	1,172,975	53,527,241
Empower International Value Fund Institutional Class	16,676,570	141,237,280	44,291,180	42,229,873	6,234,277	(7,718,075)	4,317,925	6,089,971	135,580,512
Empower Large Cap Growth Fund Institutional Class	5,992,480	75,690,776	19,634,629	35,335,050	808,754	11,020,535	-	5,570,180	71,010,890
Empower Large Cap Value Fund Institutional Class	27,636,088	190,125,557	57,700,441	56,958,121	7,029,349	(10,956,946)	4,558,029	27,634,390	179,910,931
Empower Mid Cap Value Fund Institutional Class	11,731,367	102,979,507	30,111,924	34,124,752	3,777,001	(1,009,765)	11,127,082	1,600,355	97,956,914
Empower Real Estate Index Fund Institutional Class	2,721,250	23,453,018	8,843,655	10,411,762	(704,607)	592,618	897,079	1,209,959	22,477,529
Empower Small Cap Growth Fund Institutional Class	2,298,282	27,677,711	6,672,851	11,894,158	(1,694,727)	2,686,796	210,963	1,555,907	25,143,200
Empower Small Cap Value Fund Institutional Class	9,366,414	68,726,123	19,192,277	31,967,824	(6,731,831)	7,647,377	1,192,208	3,591,409	63,597,953
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,325,946	41,457,881	15,117,416	19,914,807	(6,736,380)	2,167,025	-	8,160,700	38,827,515
					(1,411,416)	12,655,835	24,312,002	56,585,846	737,533,917
				Total	$(1,411,416)	$12,655,835	$24,312,002	$56,585,846	$737,533,917
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S.Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Conservative Profile Fund	$333,657,424	$550,132,033
Empower Moderately Conservative Profile Fund	323,088,287	251,013,967
Empower Moderate Profile Fund	530,448,863	244,445,719
Empower Moderately Aggressive Profile Fund	377,308,281	268,742,082
Empower Aggressive Profile Fund	229,361,937	287,965,454
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds.  In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds.  The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2024, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Empower Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Empower Conservative Profile Fund, Empower Moderately Conservative Profile Fund, Empower Moderate Profile Fund, Empower Moderately Aggressive Profile Fund, and Empower Aggressive Profile Fund (collectively, the “Funds”), five of the funds comprising Empower Funds, Inc., including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 24, 2025
We have served as the auditor of one or more Empower investment companies since 1982.

TAX INFORMATION (unaudited)
Each Fund intends to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Empower Conservative Profile Fund	$324,110	$2,925,610
Empower Moderately Conservative Profile Fund	338,236	3,052,967
Empower Moderate Profile Fund	1,096,155	9,894,228
Empower Moderately Aggressive Profile Fund	776,108	7,005,363
Empower Aggressive Profile Fund	762,108	6,878,946
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2024, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: February 24, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: February 24, 2025